Active Assets Tax-Free Trust
LETTER TO THE SHAREHOLDERS - DECEMBER 31, 2001

Dear Shareholder:

As of December 31, 2001, Active Assets Tax-Free Trust had net assets of approximately $3.0 billion. For the seven-day period ended December 31, 2001, the Fund provided an effective yield of 1.32 percent and a current yield of 1.31 percent, while its 30-day moving average yield for December was 1.17 percent. For the six-month period ended December 31, 2001, the Fund provided a total return of 0.87 percent.

Municipal Money Market Overview

Over the course of the second half of 2001, municipal money-market yields dropped to their lowest levels since the advent of tax-free money funds more than two decades ago. The steep decline in yields was spurred by the actions of the Federal Reserve Board as it moved to lower interest rates in the face of a slowing economy. Prior to the events of September 11, the Fed had already cut its target for the federal funds rate seven times since the beginning of the year. Four more cuts were implemented as the already soft economy struggled in the aftermath of the September tragedy. By December 11 the federal funds target had been cut to 1.75 percent, a 40-year low.

After dropping more than 100 basis points (one full percentage point) during the first half of 2001, yields for both fixed-rate and variable-rate municipal money market instruments registered further sharp declines during the final six months of the year. The Bond Buyer One Year Note Index, a benchmark indicator for the tax-free money market, decreased from 2.58 percent to 1.72 percent between late June and late December. For the year as a whole the Index fell more than 200 basis points from its level of 3.97 percent at year-end 2000.

Yields for daily and weekly variable-rate demand obligations (VRDOs) declined even more dramatically. In early December, when cash flows into the market were strong, yields for daily VRDOs were set at levels well below 1.00 percent and yields for weekly VRDOs managed to stay just above the 1.00 percent barrier. The year closed with daily and weekly VRDO yields at more attractive levels as the market faced its traditional seasonal cash outflows. Nonetheless, the market was braced for another drop in yields with the start of the New Year and the heavy cash inflows that normally occur in early January.

Active Assets Tax-Free Trust
LETTER TO THE SHAREHOLDERS - DECEMBER 31, 2001 continued

Portfolio Composition and Structure

On December 31, 2001, approximately 75 percent of the Fund's portfolio was invested in VRDOs. Tax-exempt commercial paper and municipal notes and bonds, the two other types of securities utilized in the portfolio, comprised 13 percent and 12 percent of the portfolio, respectively. The Fund's portfolio holdings are continuously reviewed to maintain or improve their creditworthiness. In addition to evaluating the issuer's credit, particular attention is devoted to monitoring the credit quality of institutions that provide credit enhancement and/or liquidity facilities.

The weighted average maturity of the Fund's portfolio was extended at midyear through the purchase of newly issued one-year notes. With interest rates on the decline, the allocation to one-year notes allowed us to lock in yields for a longer period. Our strategy shifted later in the year as yields dropped to historically low levels and the events of September 11 aggravated the budgetary pressures already being felt by municipal governments. At the end of December the Fund's weighted average maturity was 41 days, down from 51 days at the end of June.

Looking Ahead

We expect the pace of economic activity during the first six months of 2002 to begin to reflect some improvement. Business and consumer confidence indicators have risen recently and business inventories are under better control. A return to economic expansion normally leads to moderately higher levels of short-term interest rates; we believe this could occur during the second half of 2002.

We appreciate your ongoing support of Active Assets Tax-Free Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                             COUPON    DEMAND
THOUSANDS                                                             RATE+     DATE*         VALUE
--------------------------------------------------------------------------------------------------------
            Short-Term Variable Rate Municipal Obligations (76.0%)
            Alabama
 $20,000    University of Alabama, Hospital Ser 2000B (Ambac).......   1.50%   01/08/02   $   20,000,000
            Alaska
  15,000    Valdez, Marine Terminal Atlantic Richfield Co Ser 1994
              B.....................................................   1.65    01/08/02       15,000,000
            Arizona
   1,700    Maricopa County, Arizona Public Service Co Palo Verde
              1994 Ser C............................................   1.90    01/02/02        1,700,000
   2,400    Pinal County Industrial Development Authority,
              Newmont Mining Co Ser 1984............................   1.80    01/02/02        2,400,000
  23,100    Tempe, Excise Tax Ser 1998..............................   1.90    01/02/02       23,100,000
            Arkansas
   7,165    Arkansas Development Finance Authority, Single Family
              Mortgage 2001 Ser F...................................   2.68    04/01/02        7,165,000
            California
  15,000    California, Variable 2001-2002 Ser C RANs...............   1.52    01/08/02       15,000,000
  10,100    Metropolitan Water District of Southern California,
              Water Ser 2000 B-1....................................   1.65    01/02/02       10,100,000
  11,125    Turlock Irrigation District, Ser 1988 A.................   1.50    01/08/02       11,125,000
            Colorado
  15,000    Colorado Student Obligation Bond Authority, Ser 1989A
              (Ambac) (AMT).........................................   1.75    01/08/02       15,000,000
  15,000    Denver City & County, Airport System Refg Ser 2000 C
              (MBIA) (AMT)..........................................   1.80    01/08/02       15,000,000
   5,895    University of Colorado, Ser A...........................   2.65    07/01/02        5,895,000
            Connecticut
  35,000    Connecticut, 1997 Ser B.................................   1.50    01/08/02       35,000,000
  27,500    Connecticut Health & Educational Facilities Authority,
              Yale University Ser T-2...............................   1.50    01/08/02       27,500,000
            Delaware
  14,000    Delaware Economic Development Authority, Delaware Clean
              Power Ser 1997 C (AMT)................................   1.80    01/08/02       14,000,000
  10,000    University of Delaware, Ser 1998........................   1.60    01/08/02       10,000,000
            District of Columbia
            District of Columbia,
  16,000      George Washington University, Ser 1999 C (MBIA).......   1.50    01/08/02       16,000,000
  18,275      Multi - Modal 2000 Ser B (FSA)........................   1.85    01/08/02       18,275,000

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    DEMAND
THOUSANDS                                                             RATE+     DATE*         VALUE
--------------------------------------------------------------------------------------------------------
            Florida
 $16,800    Collier County Health Facilities Authority, Cleveland
              Clinic Foundation Ser 1999............................   1.85%   01/02/02   $   16,800,000
  22,250    Dade County Industrial Development Authority, Dolphins
              Stadium Ser 1985 B & C................................   1.40    01/08/02       22,250,000
  28,260    Jacksonville Health Facilities Authority, Charity
              Obligated Group Ser 1997 C (MBIA).....................   1.40    01/08/02       28,260,000
   3,960    Orange County School Board, 2000 Ser B COPs (Ambac).....   1.85    01/02/02        3,960,000
  20,000    Pasco County School Board, Ser 1996 COPs (Ambac)........   1.60    01/08/02       20,000,000
  18,800    Volusia County Health Facilities Authority, Pooled Ser
              1985 (FGIC)...........................................   1.47    01/08/02       18,800,000
            Georgia
  21,000    Albany-Dougherty County Hospital Authority, Phoebe-
              Putney Memorial Hospital Ser 1991 (Ambac).............   1.65    01/08/02       21,000,000
  13,700    Clayton County Hospital Authority, Southern Regional
              Medical Center Ser 1998B..............................   1.65    01/08/02       13,700,000
            Georgia Municipal Electric Authority,
  12,000      Ser 1985 B............................................   1.25    01/08/02       12,000,000
  18,900      Ser 2000 C............................................   1.45    01/08/02       18,900,000
  20,000    Metropolitan Atlanta Rapid Transit Authority, Ser 2000
              A.....................................................   1.65    01/08/02       20,000,000
            Idaho
  12,005    Idaho Health Facilities Authority, St Luke's Regional
              Medical Center Ser 2000 (FSA).........................   1.85    01/02/02       12,005,000
            Illinois
            Illinois Development Finance Authority,
  20,000      Chicago Symphony Ser 1996.............................   1.65    01/08/02       20,000,000
  17,000      Palos Community Hospital Ser 1994.....................   1.60    01/08/02       17,000,000
   8,100    Illinois Health Facilities Authority, Northwestern
              Memorial Hospital, Ser 1995...........................   1.90    01/02/02        8,100,000
   8,400    Illinois Toll Highway Authority, Refg 1993 Ser B
              (MBIA)................................................   1.55    01/08/02        8,400,000
            Indiana
  20,000    Indianapolis, Resource Recovery Ogden Martin Systems Inc
              Ser 1987 (AMT)........................................   2.05    01/02/02       20,000,000
  10,000    Mount Vernon Pollution Control Financing Authority,
              General Electric Co Ser 1998 (AMT)....................   2.00    01/02/02       10,000,000
            Kentucky
  22,500    Kenton County Airport Board, Flight Safety International
              Inc Ser 2001 A........................................   1.65    01/08/02       22,500,000

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    DEMAND
THOUSANDS                                                             RATE+     DATE*         VALUE
--------------------------------------------------------------------------------------------------------
            Louisville & Jefferson County Regional Airport
              Authority,
 $22,400      United Parcel Service of America Ser 1999A (AMT)......   1.90%   01/02/02   $   22,400,000
  42,400      United Parcel Service of America Ser 1999C (AMT)......   2.00    01/02/02       42,400,000
            Louisiana
   6,500    East Baton Rouge Parish, Exxon Corp Ser 1993............   1.90    01/02/02        6,500,000
  25,200    Louisiana Public Facilities Authority, Willis Knighton
              Medical Center Ser 1997 (Ambac).......................   1.60    01/08/02       25,200,000
  13,700    New Orleans Aviation Board, Ser 1993 B (MBIA)...........   1.75    01/08/02       13,700,000
  20,000    Plaquemines Port Harbor & Terminal District,
              International Marine Terminals Ser 1984 A.............   3.20    03/15/02       20,000,000
            Maryland
            Maryland Health & Higher Educational Facilities
              Authority,
  12,600      Johns Hopkins Hospital Ser A..........................   1.62    01/08/02       12,600,000
   9,320      North Arundel Hospital Ser 1997A......................   1.65    01/08/02        9,320,000
            Massachusetts
  50,280    Massachusetts, Refg 1998 Ser B..........................   1.55    01/08/02       50,280,000
  19,600    Massachusetts Bay Transportation Authority, Ser 2000....   1.45    01/08/02       19,600,000
            Massachusetts Health & Educational Facilities Authority,
  20,000      Bentley College Ser K.................................   1.50    01/08/02       20,000,000
  43,000      Harvard University Ser 1999 R.........................   1.55    01/08/02       43,000,000
  15,505      Williams College Ser E................................   1.25    01/08/02       15,505,000
            Massachusetts Water Resources Authority,
   9,900      Multi- Modal Sub 1999 Ser B...........................   1.35    01/08/02        9,900,000
  19,000      Multi- Modal Sub 2001 Ser A (FGIC)....................   1.45    01/08/02       19,000,000
            Michigan
            Detroit, Sewage Disposal System
  20,000      Second Lien Ser 2000 E (FGIC).........................   2.12    10/03/02       20,000,000
  59,970      Senior Lien Ser 2001 C-1 (FSA)........................   1.55    01/08/02       59,970,000
  10,000    Detroit, Water Supply System Refg Second Lien Ser 2001-C
              (FGIC)................................................   1.60    01/08/02       10,000,000
   8,600    Holt Public Schools, Ser 2000 B.........................   1.55    01/08/02        8,600,000
  33,200    Michigan, Grant Anticipation Notes, Ser 2001 A & B......   1.55    01/08/02       33,200,000
  11,000    Oakland University, Ser 2001............................   1.75    01/08/02       11,000,000
  29,875    Saline Area Schools Ser 2000 B..........................   1.50    01/08/02       29,875,000
            Minnesota
  40,985    Minneapolis, Convention Center Ser 1999.................   1.60    01/08/02       40,985,000
  20,000    Minnesota Housing Finance Agency, Residential Housing
              Ser B (AMT)...........................................   1.90    12/04/02       20,000,000
  28,500    University of Minnesota Regents, Ser 1999A & Ser
              2001A.................................................   1.50    01/08/02       28,500,000

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    DEMAND
THOUSANDS                                                             RATE+     DATE*         VALUE
--------------------------------------------------------------------------------------------------------
            Mississippi
            Jackson County, Chevron USA Inc
 $ 8,600      Ser 1993..............................................   1.85%   01/02/02   $    8,600,000
   8,500      Ser 1993..............................................   1.90    01/02/02        8,500,000
            Missouri
  20,000    Lee's Summit, Multifamily Housing Ser 2001 A............   1.80    01/08/02       20,000,000
            Missouri Health & Educational Facilities Authority,
   6,800      Cox Health System Ser 1997 (MBIA).....................   1.90    01/02/02        6,800,000
  12,000      Washington University Ser 1996 C and 2000 B...........   1.90    01/02/02       12,000,000
            Nevada
            Clark County,
   9,000      Airport Sub Lien Ser 1999 B-1 (AMT)...................   1.65    01/08/02        9,000,000
   6,000      Airport Sub Lien Ser 2001B (AMT) (FGIC)...............   1.90    01/02/02        6,000,000
  27,000      Airport Sub Lien Ser 2001 C (FGIC)....................   1.55    01/08/02       27,000,000
            New Hampshire
  10,000    New Hampshire Higher Educational & Health Facilities
              Authority, St Paul 's School Ser 1998.................   1.60    01/08/02       10,000,000
            New Jersey
  22,800    New Jersey Turnpike Authority, Ser 1991 D (FGIC)........   1.40    01/08/02       22,800,000
            New York
   1,300    Babylon Industrial Development Agency, Ogden Martin
              Systems Ser 1998 (FSA)................................   1.40    01/08/02        1,300,000
  11,600    Long Island Power Authority, Electric, Ser 2 Subser
              2A....................................................   1.45    01/08/02       11,600,000
   3,600    Nassau County Industrial Development Agency, 1999 Cold
              Spring Harbor Laboratory..............................   1.80    01/02/02        3,600,000
   3,500    New York City, 1992 Ser D (FGIC)........................   1.55    01/08/02        3,500,000
   1,200    New York City Cultural Resources Trust, Museum of
              Broadcasting Ser 1989.................................   1.50    01/08/02        1,200,000
   5,300    New York State Dormitory Authority, Cornell University
              Ser 1990 B............................................   1.80    01/02/02        5,300,000
            New York State Energy Research & Development Authority,
   4,200      Consolidated Edison Co of New York Ser 2001 A-3
              (AMT).................................................   1.65    01/08/02        4,200,000
     200      New York State Electric & Gas Corp Ser 1994 D.........   1.80    01/02/02          200,000
   9,500    New York State Local Government Assistance Corporation,
              Ser 1995G.............................................   1.40    01/08/02        9,500,000
            North Carolina
  29,000    Charlotte-Mecklenberg Hospital Authority, Health Care
              System Ser C..........................................   1.50    01/08/02       29,000,000
   6,900    Durham, Ser 1993A COPs..................................   1.30    01/08/02        6,900,000
  15,000    Mecklenburg County, Ser 2001 COPs.......................   1.60    01/08/02       15,000,000

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    DEMAND
THOUSANDS                                                             RATE+     DATE*         VALUE
--------------------------------------------------------------------------------------------------------
            North Carolina Educational Facilities Finance Agency,
 $13,100      The Bowman Gray School of Medicine Ser 1996...........   1.62%   01/08/02   $   13,100,000
  23,200      Duke University Ser 1987A & 1991B.....................   1.70    01/08/02       23,200,000
            North Carolina Medical Care Commission,
   3,850      Duke University Hospital Ser 1985 B...................   1.20    01/08/02        3,850,000
  33,350      North Carolina Baptist Hospitals Ser 2000.............   1.62    01/08/02       33,350,000
            The University of North Carolina at Chapel Hill,
   4,800      Ser 2001B.............................................   1.50    01/08/02        4,800,000
  10,000      Ser 2001C.............................................   1.45    01/08/02       10,000,000
            Ohio
   9,600    Cleveland, Airport System Ser 1997 D (AMT)..............   1.65    01/08/02        9,600,000
  10,600    Columbus, Unlimited Tax Ser 1995-1......................   1.50    01/08/02       10,600,000
            Cuyahoga County,
   8,100      Cleveland Clinic Foundation Ser 1997D.................   1.90    01/02/02        8,100,000
   4,400      Cleveland Clinic Foundation Ser 1998A.................   1.65    01/08/02        4,400,000
            Oklahoma
            Oklahoma Water Resources Board, State Loan Program
  36,055      Ser 1994A & Ser 1999..................................   2.45    03/01/02       36,055,000
   8,725      Ser 1995..............................................   2.40    03/01/02        8,725,000
            Oregon
  33,100    Oregon, Veterans Ser 73 G...............................   1.50    01/08/02       33,100,000
            Pennsylvania
  32,200    Geisinger Authority, Geisinger Health System Ser 2000...   1.90    01/02/02       32,200,000
            Pennsylvania Higher Education Assistance Agency,
  25,000      Student Loan 1988 Ser B (Ambac) (AMT).................   1.65    01/08/02       25,000,000
  25,000      Student Loan 1997 Ser A (Ambac) (AMT).................   1.85    01/08/02       25,000,000
   8,000      Student Loan 1999 Ser A (Ambac) (AMT).................   1.65    01/08/02        8,000,000
  15,000      Student Loan 2001 Ser A (Ambac) (AMT).................   1.85    01/08/02       15,000,000
   2,400    Philadelphia Industrial Development Authority, The Fox
              Chase Cancer Center Ser 2001..........................   1.90    01/02/02        2,400,000
  24,100    York General Authority, Harrisburg School District
              Subser 1996 A (Ambac).................................   1.60    01/08/02       24,100,000
            South Carolina
  24,000    Greenwood County, Fuji Photo Film Inc Ser 2001..........   1.70    01/08/02       24,000,000
            Tennessee
  37,105    Clarksville Public Building Authority, Pooled Financing
              Ser 1995..............................................   1.60    01/08/02       37,105,000
   7,900    Memphis Airport, Refg Ser 1995 B (AMT)..................   1.70    01/08/02        7,900,000
  79,375    Montgomery County Public Building Authority,
              Pool Ser 1997 & 1999..................................   1.60    01/08/02       79,375,000

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    DEMAND
THOUSANDS                                                             RATE+     DATE*         VALUE
--------------------------------------------------------------------------------------------------------
            Texas
 $ 8,600    Bell County Health Facilities Development Corporation,
              Scott & White Memorial Hospital Ser 2001 B-2 & Ser
              2001-2 (MBIA).........................................   1.90%   01/02/02   $    8,600,000
  30,000    Brownsville Utility System Ser A........................   1.55    01/08/02       30,000,000
  15,000    Harris County, Toll Road Unlimited Tax Sub Lien Ser G...   1.50    01/08/02       15,000,000
  43,970    Harris County Health Facilities Development Corporation,
              Methodist Hospital Ser 1994...........................   1.90    01/02/02       43,970,000
   7,100    Lower Neches Valley Authority, Exxon Oil Refining
              Ser 1999 (AMT)........................................   1.90    01/02/02        7,100,000
  25,000    Northside Independent School District Ser 2001 A........   3.00    08/01/02       25,056,774
  50,000    Texas Municipal Gas Corporation, Senior Lien Gas Reserve
              Ser 1998..............................................   1.60    01/08/02       50,000,000
            Utah
  18,600    Eagle Mountain, Gas & Electric Ser 2001.................   1.55    01/08/02       18,600,000
  34,300    Intermountain Power Agency, 1985 Ser E & Ser F
              (Ambac)...............................................   3.10    03/17/02       34,300,000
  24,700    Weber County, IHC Health Services Inc Ser 2000 C........   1.60    01/08/02       24,700,000
            Virginia
  15,000    Chesapeake Hospital Authority, Chesapeake General
              Hospital Ser 2001 A...................................   1.60    01/08/02       15,000,000
            Washington
  15,000    Port of Seattle, 1997 Ser A (AMT).......................   1.90    01/08/02       15,000,000
  62,700    Washington, Ser 1996 A..................................   1.57    01/08/02       62,700,000
   5,000    Washington Housing Finance Commission, Single Family
              2001 Ser 4A-S (AMT)...................................   2.75    05/31/02        5,000,000
            Wisconsin
   9,500    Brokaw, Wausau Paper Mills Co Ser 1995 (AMT)............   2.05    01/08/02        9,500,000
            Wyoming
  24,055    Uinta County, Chevron USA Ser 1993......................   1.85    01/02/02       24,055,000
            Puerto Rico
   4,000    Puerto Rico Government Development Bank, Refg Ser 1985
              (MBIA)................................................   1.35    01/08/02        4,000,000
                                                                                          --------------
            Total Short-Term Variable Rate Municipal Obligations
            (Cost $2,261,011,774)......................................................    2,261,011,774
                                                                                          --------------

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 (UNAUDITED) continued

                                                                              YIELD TO
PRINCIPAL                                                                     MATURITY
AMOUNT IN                                                COUPON   MATURITY   ON DATE OF
THOUSANDS                                                 RATE      DATE      PURCHASE        VALUE
--------------------------------------------------------------------------------------------------------
            Tax-Exempt Commercial Paper (13.4%)
            Colorado
 $18,800    Platte River Power Authority, Electric
              Subordinate Lien S-1.....................   1.40%   03/11/02     1.40 %     $   18,800,000
            Florida
  12,000    Orlando Utility Commission, Water & Sewer
              System Ser 1999 A........................   1.40    01/24/02     1.40           12,000,000
            Louisiana
  11,040    Louisiana, Ser 1991 A......................   1.65    02/20/02     1.65           11,040,000
  25,000    Louisiana Public Facilities Authority,
              Christus Health Ser 1999 B (Ambac).......   2.00    01/14/02     2.00           25,000,000
            Maryland
  25,000    Maryland Health & Higher Educational
              Facilities Authority, The Johns Hopkins
              Hospital Ser C...........................   1.40    01/15/02     1.40           25,000,000
            Massachusetts
  18,500    Massachusetts Water Resources Authority,
              Ser 1999.................................   2.00    02/13/02     2.00           18,500,000
            Minnesota
            Rochester, Mayo Foundation/Mayo Medical
              Center
  15,650      Ser 1992 C...............................   1.40    02/07/02     1.40           15,650,000
  10,000      Ser 2000 A...............................   2.00    02/13/02     2.00           10,000,000
  17,500      Ser 2000 A...............................   1.65    02/21/02     1.65           17,500,000
            Nevada
   8,000    Las Vegas Valley Water District, Water
              Ser 1999A................................   1.50    01/24/02     1.50            8,000,000
            Oklahoma
  11,000    Oklahoma City Industrial & Cultural
              Facilities Trust, SSM Healthcare Ser 1998
              B (MBIA).................................   1.60    02/12/02     1.60           11,000,000
            Oregon
  19,100    Oregon Health Housing Educational &
              Cultural Facilities Authority, Lewis &
              Clark College Ser 2000 A.................   1.90    01/23/02     1.90           19,100,000
            South Carolina
  25,500    South Carolina Public Service Authority,
              Santee Cooper Ser 1998...................   1.80    01/30/02     1.80           25,500,000

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 (UNAUDITED) continued

                                                                              YIELD TO
PRINCIPAL                                                                     MATURITY
AMOUNT IN                                                COUPON   MATURITY   ON DATE OF
THOUSANDS                                                 RATE      DATE      PURCHASE        VALUE
--------------------------------------------------------------------------------------------------------
            Texas
            Dallas Area Rapid Transit,
 $10,345      Ser 2001.................................   1.40%   01/23/02     1.40 %     $   10,345,000
  15,000      Ser 2001.................................   1.40    01/31/02     1.40           15,000,000
  11,400      Ser 2001.................................   1.30    02/06/02     1.30           11,400,000
  20,000      Ser 2001.................................   1.65    03/12/02     1.65           20,000,000
  19,303    Harris County, Notes Ser A-1...............   1.55    02/06/02     1.55           19,303,000
            Houston,
   5,300      Ser B....................................   1.40    01/29/02     1.40            5,300,000
   9,750      Ser C....................................   1.60    01/29/02     1.60            9,750,000
  10,000      Ser 1993 A...............................   1.60    02/20/02     1.60           10,000,000
  10,000    Houston, Water & Sewer Ser 1994 A..........   1.45    01/29/02     1.45           10,000,000
  23,000    San Antonio, Electric & Gas Ser 1995 A.....   1.70    02/14/02     1.70           23,000,000
            Texas Public Finance Authority,
  10,100      Ser 1993 A...............................   1.70    02/07/02     1.70           10,100,000
  18,900      Ser 1993 A...............................   1.45    02/08/02     1.45           18,900,000
            Washington
   8,600    King County, Sewer Ser A...................   1.65    02/13/02     1.65            8,600,000
            Wisconsin
   9,975    Wisconsin Health & Educational Facilities
              Authority, SSM Health Care System
              Ser 1998 B (MBIA)........................   1.40    02/12/02     1.40            9,975,000
                                                                                          --------------
            Total Tax-Exempt Commercial Paper
            (Cost $398,763,000)........................................................      398,763,000
                                                                                          --------------
            Short-Term Municipal Notes & Bonds (12.5%)
            California
  28,000    California School Cash Reserve Program
              Authority, 2001 Ser A, dtd 07/03/01......   4.00    07/03/02     2.65           28,184,605
  12,000    Los Angeles County, 2001-2002 TRANs, dtd
              07/02/01.................................   3.75    06/28/02     2.61           12,064,968
            Colorado
  15,000    Colorado, Ser 2001-2002 B TRANs, dtd
              10/12/01.................................   3.25    06/28/02     2.13           15,080,822
            Georgia
   6,520    Georgia, Ser C, dtd 11/01/01...............   3.25    11/01/02     1.96            6,588,942
            Indiana
  22,000    Indiana Bond Bank, Advanced Funding
              Ser 2001 A-2, dtd 02/01/01...............   4.00    01/22/02     3.33           22,008,290

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 (UNAUDITED) continued

                                                                              YIELD TO
PRINCIPAL                                                                     MATURITY
AMOUNT IN                                                COUPON   MATURITY   ON DATE OF
THOUSANDS                                                 RATE      DATE      PURCHASE        VALUE
--------------------------------------------------------------------------------------------------------
            Iowa
 $26,000    Iowa School Corporations, Warrant
              Certificates 2001-2002 Ser A (FSA), dtd
              06/21/01.................................   3.75%   06/21/02     2.65 %     $   26,130,457
            Kentucky
  80,000    Kentucky Asset/Liability Commission, 2002 Ser A
              TRANs, dtd 07/03/01......................   4.00    06/26/02     2.53           80,552,974
            Michigan
  22,000    Michigan Municipal Bond Authority, Ser 2001 C-2,
              dtd 08/21/01.............................   3.50    08/22/02     2.58           22,125,908
            New Jersey
  25,000    New Jersey, Ser 2001-2002 TRANs, dtd
              10/30/01.................................   3.00    06/14/02     1.99           25,111,982
            New York
  12,000    New York City Transitional Finance
              Authority, Recovery Notes Fiscal 2002 Ser
              A, dtd 10/04/01..........................   3.25    10/02/02     2.13           12,098,731
            Ohio
   8,865    Gateway Economic Development Corporation of
              Greater Cleveland, Excise Tax Senior Lien
              Refg Ser 2001 (FSA) (AMT), dtd
              08/15/01.................................   4.12    09/01/02     2.15            8,955,935
  14,000    Ohio Housing Finance Agency, Residential
              Mortgage 2001 Ser E (AMT), dtd
              07/31/01.................................   2.75    08/15/02     2.75           14,000,000
            Texas
  25,000    Houston, Ser 2002 TRANs, dtd 07/03/01......   3.50    06/28/02     2.55           25,112,857
            Texas,
  15,000      Ser 2001 A TRANs, dtd 09/04/01...........   3.75    08/29/02     2.45           15,125,147
  10,000      Ser 2001 A TRANs, dtd 09/04/01...........   3.75    08/29/02     2.47           10,082,162
            Wyoming
  50,000    Wyoming, Education Fund Ser 2002B TRANs,
              dtd 07/02/01.............................   3.25    06/27/02     2.56           50,162,988
                                                                                          --------------
            Total Short-Term Municipal Notes & Bonds
            (Cost $373,386,768).....................................................         373,386,768
                                                                                          --------------
            Total Investments
            (Cost $3,033,161,542) (a)...................................      101.9%       3,033,161,542
            Liabilities in Excess of Other Assets.......................       (1.9)         (56,098,834)
                                                                              -----       --------------
            Net Assets..................................................      100.0%      $2,977,062,708
                                                                              =====       ==============

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 (UNAUDITED) continued

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   RANs     Revenue Anticipation Notes.
  TRANs     Tax and Revenue Anticipation Notes.
    +       Rate shown is the rate in effect at December 31, 2001.
    *       Date on which the principal amount can be recovered through demand.
   (a)      Cost is the same for federal income tax purposes.
                            Bond Insurance:
------------------------------------------------------------------------
  Ambac     Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2001 (unaudited)

Assets:
Investments in securities, at value (cost $3,033,161,542)...  $3,033,161,542
Interest receivable.........................................      11,266,431
Prepaid expenses and other assets...........................          85,322
                                                              --------------
    Total Assets............................................   3,044,513,295
                                                              --------------
Liabilities:
Payable for:
    Investments purchased...................................      61,472,563
    Investment management fee...............................         939,150
    Distribution fee........................................         265,262
Payable to bank.............................................       4,672,255
Accrued expenses and other payables.........................         101,357
                                                              --------------
    Total Liabilities.......................................      67,450,587
                                                              --------------
    Net Assets..............................................  $2,977,062,708
                                                              ==============
Composition of Net Assets:
Paid-in- capital............................................  $2,977,033,410
Accumulated undistributed net investment income.............          39,388
Net realized loss...........................................         (10,090)
                                                              --------------
    Net Assets..............................................  $2,977,062,708
                                                              ==============
Net Asset Value Per Share,
  2,977,073,859 shares outstanding (unlimited shares
  authorized of $.01 par value).............................           $1.00
                                                              ==============

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended December 31, 2001 (unaudited)

Net Investment Income:

Interest Income.............................................  $34,696,796
                                                              -----------
Expenses
Investment management fee...................................    5,627,643
Distribution fee............................................    1,592,166
Transfer agent fees and expenses............................      191,567
Custodian fees..............................................       62,409
Shareholder reports and notices.............................       33,415
Registration fees...........................................       33,388
Professional fees...........................................       26,798
Trustees' fees and expenses.................................        8,939
Other.......................................................       15,562
                                                              -----------
    Total Expenses..........................................    7,591,887
Less: expense offset........................................      (62,403)
                                                              -----------
    Net Expenses............................................    7,529,484
                                                              -----------
Net Investment Income.......................................  $27,167,312
                                                              ===========

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                                FOR THE SIX        FOR THE YEAR
                                                               MONTHS ENDED           ENDED
                                                              DECEMBER 31, 2001   JUNE 30, 2001
                                                               --------------     --------------
                                                                 (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................   $   27,167,312     $  102,040,860
Net realized gain...........................................        --                    22,179
                                                               --------------     --------------
    Net Increase............................................       27,167,312        102,063,039
Dividends to shareholders from net investment income........      (27,166,911)      (102,041,665)
Net increase (decrease) from transactions in shares of
  beneficial interest.......................................      (98,348,421)       415,045,550
                                                               --------------     --------------
    Net Increase (Decrease).................................      (98,348,020)       415,066,924
Net Assets:
Beginning of period.........................................    3,075,410,728      2,660,343,804
                                                               --------------     --------------
End of Period
(Including accumulated undistributed net investment income
of $39,388 and $38,987, respectively).......................   $2,977,062,708     $3,075,410,728
                                                               ==============     ==============

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2001 (UNAUDITED)

1. Organization and Accounting Policies

Active Assets Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2001 (UNAUDITED) continued

exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.25% to the portion of daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.249% to the portion of daily net assets exceeding $15 billion.

3. Plan of Distribution

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. For the six months ended December 31, 2001, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2001 aggregated $2,864,661,735 and $3,094,455,251, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $2,100.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended December 31, 2001, included in Trustees' fees and expenses in the Statement of Operations amounted to $3,719. At December 31, 2001, the Fund had an accrued pension liability of $56,929, which is included in accrued expenses in the Statement of Assets and Liabilities.

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2001 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED           ENDED
                                                              DECEMBER 31, 2001    JUNE 30, 2001
                                                              -----------------   ---------------
                                                                 (unaudited)
Shares sold.................................................    4,474,375,044      10,854,872,880
Shares issued in reinvestment of dividends..................       27,166,911         102,041,665
                                                               --------------     ---------------
                                                                4,501,541,955      10,956,914,545
Shares repurchased..........................................   (4,599,890,376)    (10,541,868,995)
                                                               --------------     ---------------
Net increase (decrease) in shares outstanding...............      (98,348,421)        415,045,550
                                                               ==============     ===============

6. Federal Income Tax Status

At June 30, 2001, the Fund had a net capital loss carryover of approximately $10,000 which will be available through June 30, 2009 to offset future capital gains to the extent provided by regulations.

7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

Active Assets Tax-Free Trust

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                         FOR THE SIX                FOR THE YEAR ENDED JUNE 30,
                                                        MONTHS ENDED      -----------------------------------------------
                                                      DECEMBER 31, 2001    2001      2000      1999      1998      1997
                                                      -----------------   -------   -------   -------   -------   -------
                                                         (unaudited)
Selected Per Share Data:

Net asset value, beginning of period................       $  1.00        $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                           -------        -------   -------   -------   -------   -------

Net income from investment operations...............         0.009          0.033     0.031     0.027     0.031     0.030

Less dividends from net investment income...........        (0.009)        (0.033)   (0.031)   (0.027)   (0.031)   (0.030)
                                                           -------        -------   -------   -------   -------   -------

Net asset value, end of period......................       $  1.00        $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                           =======        =======   =======   =======   =======   =======

Total Return........................................          0.87%(1)       3.34%     3.15%     2.73%     3.11%     3.05%

Ratios to Average Net Assets:
Expenses (before expense offset)....................          0.48%(2)(3)    0.48%     0.50%     0.52%     0.54%     0.55%

Net investment income...............................          1.71%(2)       3.28%     3.11%     2.68%     3.05%     2.98%

Supplemental Data:
Net assets, end of period, in millions..............        $2,977         $3,075    $2,660    $2,290    $1,869    $1,634

---------------------

    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin, President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia, Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

ACTIVE ASSETS
TAX-FREE TRUST


Semiannual Report
December 31, 2001